LOANS TO THE PARENT CORPORATION (Details) $ in Millions	Dec. 31, 2020	Dec. 31, 2019 CAD ($)	Dec. 31, 2018
LOANS TO THE PARENT CORPORATION
Loans to the parent corporation		$ 701.1
Non-revolving unsubordinated and unsecured loan maturing in november 2020
LOANS TO THE PARENT CORPORATION
Interest rate (as a percent)	5.75
Non-revolving unsubordinated or subordinated and unsecured loan
LOANS TO THE PARENT CORPORATION
Interest rate (as a percent)	5.75		3.50
Loans to the parent corporation		$ 701.1